Recently issued accounting pronouncements	12 Months Ended
Jun. 30, 2012
Accounting Changes and Error Corrections [Abstract]
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
3.	Recently issued accounting pronouncements

Adopted

On December 17, 2010, the Financial Accounting Standards Board ("FASB") issued ASU 2010-28, Intangibles - Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts (a consensus of the FASB Emerging Issues Task Force), which (1) does not prescribe a specific method of calculating the carrying value of a reporting unit in the performance of step 1 of the goodwill impairment test and (2) requires entities with a zero or negative carrying value to assess, considering qualitative factors such as but not limited to those listed in ASC 350-20-35-30 whether it is more likely than not that a goodwill impairment exists. If an entity concludes that it is more likely than not that an impairment of goodwill exists, the entity must perform step 2 of the goodwill impairment test. These provisions are effective for impairment tests performed during the fourth quarter in our current fiscal year. During that impairment test, if any of our reporting units have a zero or negative carrying value, we will assess, on the basis of current facts and circumstances, whether it is more likely than not that an impairment of our goodwill exists. If so, we will perform step 2 of the goodwill impairment test and record the impairment charge, if any, as a cumulative-effect adjustment through beginning retained earnings. At this time, there is no impact on our financial statements as a result of adopting this provision.

On September 15, 2011, the FASB issued ASU 2011-08, Intangibles - Goodwill and Other (Topic 350):Testing Goodwill for Impairment, which gave entities testing goodwill for impairment the option of performing a qualitative assessment before calculating the fair value of a reporting unit in Step 1 of the goodwill impairment test. If entities determine, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. Otherwise, further testing is not needed. The ASU was effective for all entities for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption was permitted and the Company implemented this guidance in our fiscal 2012 impairment test performed during the fourth quarter. The adoption did not have any impact to our financial statements as a result of adopting this provision.

Not yet adopted

On June 16, 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which revised the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220, Comprehensive Income, and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. At this time, there is no impact expected to our financial statements as a result of the change in presentation and the Company will adopt the new presentation in our fiscal year 2013 filings.

On December 23, 2011, the FASB issued ASU 2011-12, "Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, " which defers certain provisions of ASU 2011-05 including the indefinite deferral until further deliberation of the requirement for entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements). The FASB also decided that during the deferral period, entities would be required to comply with all existing requirements for reclassification adjustments in ASC 220, which indicates that "an entity may display reclassification adjustments on the face of the financial statement in which comprehensive income is reported, or it may disclose reclassification adjustments in the notes to the financial statements." The effective date for public entities is for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. In light of this deferral, we will continue to disclose certain reclassifications out of accumulated other comprehensive income as proscribed by the existing literature and we will adopt the other provisions of ASU 2011-05 within our fiscal year 2013 filings.

On July 27, 2012, the FASB issued ASU 2012-02, "Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment" which amended the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment. The FASB issued the ASU in response to feedback on ASU 2011-08 which amended the goodwill impairment testing requirements by allowing an entity to perform a qualitative impairment assessment before proceeding to the two-step impairment test. Similarly, under ASU 2012-02, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The ASU did not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the ASU does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted and the Company plans to adopt this ASU as part of its fiscal 2013 annual impairment test. The Company does not expect to have any impact to our financial statements as a result of adopting this provision.